FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Warrants Liability Measured at Fair Value on a Recurring Basis Using Significant Level 3 Inputs	The following table presents the change in the warrants liability that were measured at fair value on a recurring basis using significant Level 3 inputs during 2017 and 2018 (see Note 20).

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	US$
			(Note 3)
Balance at issuance date/beginning of year	16,357,737	3,742,271	544,290
Fair value change on warrants liability recognized in other comprehensive income	(12,615,466)	(2,251,427)	(327,456)

Balance at the end of the year	3,742,271	1,490,844	216,834